Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Short-term employee benefits	$ 11,760	$ 6,273
Post-employment benefits	656	766
Other long-term employee benefits	52	53
Share-based compensation expense (recovery)	6,142	(1,545)
Total	$ 18,610	$ 5,547